Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plazas, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com

Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
March 29, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK No. 0000909466
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectus relating to the Class A, Class B, Class C, and Class Y shares of Invesco Van Kampen High Yield Municipal Fund; and the Statement of Additional Information relating to the Class A, Class B, Class C, and Class Y shares, as applicable, of Invesco Municipal Fund, Invesco Tax-Exempt Securities Fund, Invesco Van Kampen California Insured Tax Free Fund, Invesco Van Kampen High Yield Municipal Fund, Invesco Van Kampen Insured Tax Free Income Fund, Invesco Van Kampen Intermediate Term Municipal Income Fund, Invesco Van Kampen Municipal Income Fund and Invesco Van Kampen New York Tax Free Income Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 37 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 37 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on March 25, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,

/s/ Peter Davidson Peter Davidson
Counsel